Inventories	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Inventories	14. Inventories

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Consumables and spares	663	933	11
Emission reduction certificates	152	261	3
Total	815	1,194	15